Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE TABLE
The following table sets forth the compensation information of our Principal Executive Officer (PEO) and the average compensation for our other named executive officers (non-PEO NEOs), along with the total shareholder return and net income for each of fiscal year 2022, 2021 and 2020. For further information regarding our executive compensation programs, please refer to “Compensation Discussion and Analysis” starting on page 18.
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for non-PEO NEOs(1)	Average Compensation Actually Paid to non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based On:		Net Income	Company- Selected Measure(5)
					Total Shareholder Return(4)	Peer Group Total Shareholder Return(4)
2022	$2,703,120	$1,862,776	$478,669	$464,672	$66	$126	$26,000,000	—
2021	$6,042,091	$4,167,196	$459,305	$343,204	$101	$162	$24,000,000	—
2020	$11,962,882	$35,160,284	$675,223	$939,203	$175	$128	($541,000,000)	—
(1)	Our PEO for 2020 through 2022 was James V. Continenza. The individuals comprising our non-PEO NEOs for each year were as follows:
2020	2021	2022
David E. Bullwinkle	David E. Bullwinkle	David E. Bullwinkle
Roger W. Byrd	John O’Grady	Terry R. Taber
		Randy D. Vandagriff
		Roger W. Byrd
		John O’Grady
(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to the PEO in 2022, 2021 and 2020, as computed in accordance with Item 402(v) of Regulation S-K. Equity compensation fair value was calculated based on assumptions determined in accordance with FASB ASC Topic 718. The dollar amounts do not necessarily reflect the actual amount of compensation earned by or paid to the PEO during the applicable fiscal years.

PEO Compensation Actually Paid Detail
Compensation Element	Compensation Actually Paid Detail
	2020	2021	2022
Summary Compensation Table (SCT) Reported Total Compensation	$11,962,882	$6,042,091	$2,703,120
Aggregate SCT Reported Equity Compensation (-)	($11,112,869)	($5,000,000)	($1,428,000)
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$0	$1,404,000	$915,000
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Outstanding (+/-)	$0	$0	($326,000)
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$34,623,783	$1,724,000	$0
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Vested During Covered FY (+/-)	($312,324)	$0	$8,000
Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	$0	$0	$0
PEO Compensation Actually Paid Detail
Compensation Element	Compensation Actually Paid Detail
	2020	2021	2022
Aggregate Change in the Actuarial Present Value of the Accumulated Benefits under Actuarial Pension Plans Reported in the SCT (-)	($25,973)	($26,324)	($278,604)
Actuarially Determined Service Costs for Services Rendered During the Fiscal Year (+)	$24,786	$23,429	$33,524
Cost/Credit of Benefits Granted During the Covered FY Attributed to Services Rendered in Periods Prior to an Amendment/Initiation (+)	$0	$0	$235,736
Compensation Actually Paid Determination	$35,160,284	$4,167,196	$1,862,776
(3)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the non-PEO NEOs in 2022, 2021 and 2020, as computed in accordance with Item 402(v) of Regulation S-K. Equity compensation fair value was calculated based on assumptions determined in accordance with FASB ASC Topic 718. The dollar amounts do not necessarily reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs during the applicable fiscal years.

Average Non-PEO NEOs Compensation Actually Paid Detail
Compensation Element	Compensation Actually Paid Detail
	2020	2021	2022
Summary Compensation Table (SCT) Reported Total Compensation	$675,223	$459,305	$478,669
Aggregate SCT Reported Equity Compensation (-)	($322,267)	$0	$0
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$277,252	$0	$0
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Outstanding (+/-)	$206,909	($54,935)	($12,962)
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$0	$0	$0
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Vested During Covered FY (+/-)	$107,306	($59,086)	$1,059
Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	$0	$0	$0
Aggregate Change in the Actuarial Present Value of the Accumulated Benefits under Actuarial Pension Plans Reported in the SCT (-)	($29,518)	($25,053)	($100,835)
Actuarially Determined Service Costs for Services Rendered During the Fiscal Year (+)	$24,298	$22,974	$27,382
Cost/Credit of Benefits Granted During the Covered FY Attributed to Services Rendered in Periods Prior to an Amendment/Initiation (+)	$0	$0	$71,360
Compensation Actually Paid Determination	$939,203	$343,204	$464,672
(4)	Cumulative total shareholder return (TSR) calculated based on an assumed $100 investment as of December 31, 2019. Peer Group TSR reflects the TSR of the S&P Small Cap 600 IT (total return).
(5)
All compensation issued by the us during the three most recently completed fiscal years has been pursuant to contractual obligations. There have been no financial performance measures used by us to link compensation for the most recently completed fiscal year to the Company’s performance. Therefore, we are not able to use a Company-selected measure. See “Financial Performance Measures” below.

Company Selected Measure Name
Named Executive Officers, Footnote [Text Block]
(1)	Our PEO for 2020 through 2022 was James V. Continenza. The individuals comprising our non-PEO NEOs for each year were as follows:
2020	2021	2022
David E. Bullwinkle	David E. Bullwinkle	David E. Bullwinkle
Roger W. Byrd	John O’Grady	Terry R. Taber
		Randy D. Vandagriff
		Roger W. Byrd
		John O’Grady

Peer Group Issuers, Footnote [Text Block]
(4)	Cumulative total shareholder return (TSR) calculated based on an assumed $100 investment as of December 31, 2019. Peer Group TSR reflects the TSR of the S&P Small Cap 600 IT (total return).

PEO Total Compensation Amount	$ 2,703,120	$ 6,042,091	$ 11,962,882
PEO Actually Paid Compensation Amount	$ 1,862,776	4,167,196	35,160,284
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to the PEO in 2022, 2021 and 2020, as computed in accordance with Item 402(v) of Regulation S-K. Equity compensation fair value was calculated based on assumptions determined in accordance with FASB ASC Topic 718. The dollar amounts do not necessarily reflect the actual amount of compensation earned by or paid to the PEO during the applicable fiscal years.

PEO Compensation Actually Paid Detail
Compensation Element	Compensation Actually Paid Detail
	2020	2021	2022
Summary Compensation Table (SCT) Reported Total Compensation	$11,962,882	$6,042,091	$2,703,120
Aggregate SCT Reported Equity Compensation (-)	($11,112,869)	($5,000,000)	($1,428,000)
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$0	$1,404,000	$915,000
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Outstanding (+/-)	$0	$0	($326,000)
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$34,623,783	$1,724,000	$0
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Vested During Covered FY (+/-)	($312,324)	$0	$8,000
Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	$0	$0	$0
PEO Compensation Actually Paid Detail
Compensation Element	Compensation Actually Paid Detail
	2020	2021	2022
Aggregate Change in the Actuarial Present Value of the Accumulated Benefits under Actuarial Pension Plans Reported in the SCT (-)	($25,973)	($26,324)	($278,604)
Actuarially Determined Service Costs for Services Rendered During the Fiscal Year (+)	$24,786	$23,429	$33,524
Cost/Credit of Benefits Granted During the Covered FY Attributed to Services Rendered in Periods Prior to an Amendment/Initiation (+)	$0	$0	$235,736
Compensation Actually Paid Determination	$35,160,284	$4,167,196	$1,862,776

Non-PEO NEO Average Total Compensation Amount	$ 478,669	459,305	675,223
Non-PEO NEO Average Compensation Actually Paid Amount	$ 464,672	343,204	939,203
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the non-PEO NEOs in 2022, 2021 and 2020, as computed in accordance with Item 402(v) of Regulation S-K. Equity compensation fair value was calculated based on assumptions determined in accordance with FASB ASC Topic 718. The dollar amounts do not necessarily reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs during the applicable fiscal years.

Average Non-PEO NEOs Compensation Actually Paid Detail
Compensation Element	Compensation Actually Paid Detail
	2020	2021	2022
Summary Compensation Table (SCT) Reported Total Compensation	$675,223	$459,305	$478,669
Aggregate SCT Reported Equity Compensation (-)	($322,267)	$0	$0
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$277,252	$0	$0
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Outstanding (+/-)	$206,909	($54,935)	($12,962)
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$0	$0	$0
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Vested During Covered FY (+/-)	$107,306	($59,086)	$1,059
Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	$0	$0	$0
Aggregate Change in the Actuarial Present Value of the Accumulated Benefits under Actuarial Pension Plans Reported in the SCT (-)	($29,518)	($25,053)	($100,835)
Actuarially Determined Service Costs for Services Rendered During the Fiscal Year (+)	$24,298	$22,974	$27,382
Cost/Credit of Benefits Granted During the Covered FY Attributed to Services Rendered in Periods Prior to an Amendment/Initiation (+)	$0	$0	$71,360
Compensation Actually Paid Determination	$939,203	$343,204	$464,672

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid versus TSR
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid versus Net Income
Total Shareholder Return Vs Peer Group [Text Block]	Compensation Actually Paid versus TSR
Total Shareholder Return Amount	$ 66	101	175
Peer Group Total Shareholder Return Amount	126	162	128
Net Income (Loss)	$ 26,000,000	$ 24,000,000	$ (541,000,000)
Company Selected Measure Amount
PEO Name	James V. Continenza	James V. Continenza	James V. Continenza
Additional 402(v) Disclosure [Text Block]
Financial Performance Measures
Our Compensation, Nominating and Governance Committee (the Committee) reviews a variety of Company-wide and individual factors, as well as peer practices, when considering compensation actions with respect to our executive officers. Over the past three most recently completed fiscal years, in recognition of market conditions, no payments were made under our annual variable incentive program which has been historically used to link executive officer compensation with the Company’s financial performance. Furthermore, any equity award issuances over the three most recently completed fiscal years have been made in the form of RSUs or stock options with vesting dependent upon continued employment and the compensation value ultimately realized by our executive officers remains subject to significant variation over time (e.g., forfeiture of unvested awards prior to vesting, variation in stock price prior to award monetization). As all compensation issued by us during the three most recently completed fiscal years has been pursuant to contractual obligations, there were no financial performance measures used by us to link compensation for the most recently completed fiscal year to the Company’s performance.

PEO [Member] | Aggregate SCT Reported Equity Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,428,000)	$ (5,000,000)	$ (11,112,869)
PEO [Member] | Year-End Fair Value of Awards Granted During the FY & Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	915,000	1,404,000	0
PEO [Member] | Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(326,000)	0	0
PEO [Member] | Vesting Date Fair Value of Awards Granted & Vested During the Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	1,724,000	34,623,783
PEO [Member] | Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Vested During Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,000	0	(312,324)
PEO [Member] | Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Aggregate Change in the Actuarial Present Value of the Accumulated Benefits under Actuarial Pension Plans Reported in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(278,604)	(26,324)	(25,973)
PEO [Member] | Actuarially Determined Service Costs for Services Rendered During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	33,524	23,429	24,786
PEO [Member] | Cost/Credit of Benefits Granted During the Covered FY Attributed to Services Rendered in Periods Prior to an Amendment/Initiation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	235,736	0	0
Non-PEO NEO [Member] | Aggregate SCT Reported Equity Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(322,267)
Non-PEO NEO [Member] | Year-End Fair Value of Awards Granted During the FY & Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	277,252
Non-PEO NEO [Member] | Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,962)	(54,935)	206,909
Non-PEO NEO [Member] | Vesting Date Fair Value of Awards Granted & Vested During the Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Vested During Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,059	(59,086)	107,306
Non-PEO NEO [Member] | Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Aggregate Change in the Actuarial Present Value of the Accumulated Benefits under Actuarial Pension Plans Reported in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(100,835)	(25,053)	(29,518)
Non-PEO NEO [Member] | Actuarially Determined Service Costs for Services Rendered During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	27,382	22,974	24,298
Non-PEO NEO [Member] | Cost/Credit of Benefits Granted During the Covered FY Attributed to Services Rendered in Periods Prior to an Amendment/Initiation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 71,360	$ 0	$ 0